Rule 497(J)
                                                      Registration No:  33-51141




GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                 February 6, 1996


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   Empire State Municipal Exempt Trust, Guaranteed
                        Series 102
                        File No. 33-51141

Gentlemen:

            As Sponsors of the above-referenced Trust, we are writing this letter to ce tify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on January 30, 1996 and became effective January 31, 1996 pursuant to Rule 485(b).

                                    Empire State Municipal Exempt Trust,
                                    Guaranteed Series 102


                                    GLICKENHAUS & CO.
                                    LEBENTHAL & CO. INC.


                                       By:
                                          Brian Laux
                                          as agent for the Sponsors

338222.1